PROVISIONS, COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 27, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS, COMMITMENTS AND CONTINGENCIES
PROVISIONS, COMMITMENTS AND CONTINGENCIES
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions[1]	Total
	€ million	€ million	€ million
Balance as at 31 December 2024	250	100	350
Charged/(credited) to profit or loss:
Additional provisions recognised	28	5	33
Unused amounts reversed[2]	(2)	(29)	(31)
Utilised during the period	(95)	(4)	(99)
Translation	(1)	(2)	(3)
Balance as at 27 June 2025	180	70	250
[1] Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves.
[2] The reversal of unused amounts primarily reflects a reduction in the provision previously recognised in relation to an ongoing labour law     matter in Germany. Based on the latest assessment, no future cash outflows are expected in connection with this matter.
Restructuring programmes
In November 2022, the Group announced a new efficiency programme to be delivered by the end of 2028. This programme focusses on further supply chain efficiencies, leveraging global procurement and a more integrated shared service centre model, all enabled by next generation technology including digital tools and data and analytics.
During the first half of 2025, as part of this efficiency programme, the Group announced restructuring proposals resulting in €46 million of recognised costs primarily related to expected severance payments.
Guarantees
As of 27 June 2025, the Group has issued guarantees to third parties of €919 million (31 December 2024: €892 million), primarily relating to ongoing litigations and tax matters in certain territories. No significant additional liabilities in the accompanying condensed consolidated interim financial statements are expected to arise from the guarantees issued.
Commitments
There have been no significant changes in commitments since 31 December 2024.
Contingencies
There have been no significant changes in contingencies since 31 December 2024.
Refer to Note 24 of the 2024 consolidated financial statements for further details about the Group’s guarantees, commitments and contingencies.